Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,931,087.25
Total Fee Amount	3,857.28
Total Offset Amount	0.00
Net Fee	$ 3,857.28
Offering Table N/A
Offset Table N/A	N/A